18. Trade and Other Payables (Details Narrative) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Payables Details Narrative
Trade payables	€ 3,380	€ 4,506
Other payables	€ 514	€ 471